Prepayments and Other Current Assets (Tables)	12 Months Ended
Dec. 31, 2025
Prepayments and Other Current Assets
Schedule of prepayments and other current assets

	As of December 31,
	2024	2025
	RMB	RMB
Input value added tax (“VAT”)	3,012,307	3,359,676
Prepaid expenses	93,627	86,377
Accrued interest income	402,839	672,715
Deposits	182,522	188,917
Others	638,369	795,312
Total	4,329,664	5,102,997